-----------------------------
                                                   |       OMB APPROVAL        |
                                                   |---------------------------|
                                                   | OMB Number:     3235-0006 |
                                                   | Expires: October 31, 2000 |
                                                   | Estimated average         |
                                                   |   burden hours            |
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                                                   -----------------------------


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2001
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               November 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   214

Form 13F Information Table Value Total:   $111,025 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC                   Com          00184A 10 5     235          7,100   Shared-Def    2,3        7,100
AOL TIME WARNER INC                   Com          00184A 10 5     530         16,000   Shared-Def              16,000
AOL TIME WARNER INC                   Com          00184A 10 5     175          5,300   Shared-Def   1,2,3       5,300
AOL TIME WARNER INC                   Com          00184A 10 5     331         10,000   Shared-Def   2,3,5      10,000
ABBOTT LABS                           Com          002824 10 0     181          3,500   Shared-Def    2,3        3,500
ABBOTT LABS                           Com          002824 10 0     513          9,900   Shared-Def               9,900
ABBOTT LABS                           Com          002824 10 0     171          3,300   Shared-Def   1,2,3       3,300
ABBOTT LABS                           Com          002824 10 0     342          6,600   Shared-Def   2,3,5       6,600
AFFYMETRIX INC                        Com          00826T 10 8     401         25,000   Shared-Def    2,3       25,000
AMERICAN INTL GROUP INC               Com          026874 10 7     325          4,170   Shared-Def    2,3        4,170
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7   2,294      2,500,000   Shared-Def   2,3,5
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7   2,867      3,125,000   Shared-Def    2,3
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7   3,899      4,250,000   Shared-Def
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7     115        125,000   Shared-Def   1,2,3
APPLEBEES INTL INC                    Com          037899 10 1     443         15,000   Shared-Def              15,000
APPLEBEES INTL INC                    Com          037899 10 1     148          5,000   Shared-Def   1,2,3       5,000
APPLEBEES INTL INC                    Com          037899 10 1     266          9,000   Shared-Def   2,3,5       9,000
BANK NEW YORK INC                     Com          064057 10 2     182          5,200   Shared-Def    2,3        5,200
BANK NEW YORK INC                     Com          064057 10 2     609         17,400   Shared-Def              17,400
BANK NEW YORK INC                     Com          064057 10 2     203          5,800   Shared-Def   1,2,3       5,800
BANK NEW YORK INC                     Com          064057 10 2     385         11,000   Shared-Def   2,3,5      11,000
BED BATH & BEYOND INC                 Com          075896 10 0     120          4,700   Shared-Def    2,3        4,700
BED BATH & BEYOND INC                 Com          075896 10 0     504         19,800   Shared-Def              19,800
BED BATH & BEYOND INC                 Com          075896 10 0     160          6,300   Shared-Def   1,2,3       6,300
BED BATH & BEYOND INC                 Com          075896 10 0     316         12,400   Shared-Def   2,3,5      12,400
CHARTER COMMUNICATIONS INC DEL   5.75% Conv '05    16117M AB 3   1,287      1,550,000   Shared-Def   2,3,5
CHARTER COMMUNICATIONS INC DEL   5.75% Conv '05    16117M AB 3     726        875,000   Shared-Def    2,3
CHARTER COMMUNICATIONS INC DEL   5.75% Conv '05    16117M AB 3   3,590      4,325,000   Shared-Def
CHARTER COMMUNICATIONS INC DEL   5.75% Conv '05    16117M AB 3     208        250,000   Shared-Def   1,2,3
CISCO SYS INC                         Com          17275R 10 2      37          3,048   Shared-Def    2,3        3,048
CISCO SYS INC                         Com          17275R 10 2      93          7,600   Shared-Def               7,600
CISCO SYS INC                         Com          17275R 10 2      43          3,500   Shared-Def   1,2,3       3,500
CISCO SYS INC                         Com          17275R 10 2      74          6,100   Shared-Def   2,3,5       6,100
CITIGROUP INC                         Com          172967 10 1     201          4,952   Shared-Def    2,3        4,952
CITIGROUP INC                         Com          172967 10 1     644         15,900   Shared-Def              15,900
CITIGROUP INC                         Com          172967 10 1     215          5,300   Shared-Def   1,2,3       5,300
CITIGROUP INC                         Com          172967 10 1     413         10,200   Shared-Def   2,3,5      10,200
COLGATE PALMOLIVE CO                  Com          194162 10 3     151          2,600   Shared-Def    2,3        2,600
COLGATE PALMOLIVE CO                  Com          194162 10 3     542          9,300   Shared-Def               9,300
COLGATE PALMOLIVE CO                  Com          194162 10 3     181          3,100   Shared-Def   1,2,3       3,100
COLGATE PALMOLIVE CO                  Com          194162 10 3     332          5,700   Shared-Def   2,3,5       5,700
COMMSCOPE INC                     4.% Conv '06     203372 AB 3   2,013      2,425,000   Shared-Def   2,3,5
COMMSCOPE INC                     4.% Conv '06     203372 AB 3     955      1,150,000   Shared-Def    2,3
COMMSCOPE INC                     4.% Conv '06     203372 AB 3     830      1,000,000   Shared-Def
COMMSCOPE INC                     4.% Conv '06     203372 AB 3     311        375,000   Shared-Def   1,2,3
CREE INC                              Com          225447 10 1     118          8,000   Shared-Def               8,000
CREE INC                              Com          225447 10 1      44          3,000   Shared-Def   1,2,3       3,000
CREE INC                              Com          225447 10 1      74          5,000   Shared-Def   2,3,5       5,000
DANAHER CORP DEL                      Com          235851 10 2      11            233   Shared-Def    2,3          233
DANAHER CORP DEL                      Com          235851 10 2     472         10,000   Shared-Def              10,000
DANAHER CORP DEL                      Com          235851 10 2     175          3,700   Shared-Def   1,2,3       3,700
DANAHER CORP DEL                      Com          235851 10 2     283          6,000   Shared-Def   2,3,5       6,000
DOMINION RES INC VA NEW               Com          25746U 10 9     160          2,700   Shared-Def    2,3        2,700
DOMINION RES INC VA NEW               Com          25746U 10 9     789         13,300   Shared-Def              13,300
DOMINION RES INC VA NEW               Com          25746U 10 9     261          4,400   Shared-Def   1,2,3       4,400
DOMINION RES INC VA NEW               Com          25746U 10 9     487          8,200   Shared-Def   2,3,5       8,200
DUKE ENERGY CORP                      Com          264399 10 6     220          5,800   Shared-Def    2,3        5,800
DUKE ENERGY CORP                      Com          264399 10 6     530         14,000   Shared-Def              14,000
DUKE ENERGY CORP                      Com          264399 10 6     174          4,600   Shared-Def   1,2,3       4,600
DUKE ENERGY CORP                      Com          264399 10 6     329          8,700   Shared-Def   2,3,5       8,700
ELAN PLC                              ADR          284131 20 8      19            400   Shared-Def    2,3          400
ELAN PLC                              ADR          284131 20 8     679         14,006   Shared-Def              14,006
ELAN PLC                              ADR          284131 20 8     210          4,329   Shared-Def   1,2,3       4,329
ELAN PLC                              ADR          284131 20 8     412          8,506   Shared-Def   2,3,5       8,506
ELECTRONIC DATA SYS NEW               Com          285661 10 4     121          2,100   Shared-Def    2,3        2,100
ELECTRONIC DATA SYS NEW               Com          285661 10 4     702         12,200   Shared-Def              12,200
ELECTRONIC DATA SYS NEW               Com          285661 10 4     230          4,000   Shared-Def   1,2,3       4,000
ELECTRONIC DATA SYS NEW               Com          285661 10 4     461          8,000   Shared-Def   2,3,5       8,000
EXXON MOBIL CORP                      Com          30231G 10 2      14            360   Shared-Def    2,3          360
EXXON MOBIL CORP                      Com          30231G 10 2     512         13,000   Shared-Def              13,000
EXXON MOBIL CORP                      Com          30231G 10 2     169          4,300   Shared-Def   1,2,3       4,300
EXXON MOBIL CORP                      Com          30231G 10 2     323          8,200   Shared-Def   2,3,5       8,200
FEDERAL HOME LN MTG CORP              Com          313400 30 1     117          1,800   Shared-Def    2,3        1,800
FEDERAL HOME LN MTG CORP              Com          313400 30 1     650         10,000   Shared-Def              10,000
FEDERAL HOME LN MTG CORP              Com          313400 30 1     215          3,300   Shared-Def   1,2,3       3,300
FEDERAL HOME LN MTG CORP              Com          313400 30 1     410          6,300   Shared-Def   2,3,5       6,300
FIFTH THIRD BANCORP                   Com          316773 10 0     123          2,000   Shared-Def    2,3        2,000
FIFTH THIRD BANCORP                   Com          316773 10 0     369          6,000   Shared-Def               6,000
FIFTH THIRD BANCORP                   Com          316773 10 0     123          2,000   Shared-Def   1,2,3       2,000
FIFTH THIRD BANCORP                   Com          316773 10 0     246          4,000   Shared-Def   2,3,5       4,000
FIRST DATA CORP                       Com          319963 10 4     117          2,000   Shared-Def    2,3        2,000
FIRST DATA CORP                       Com          319963 10 4     746         12,800   Shared-Def              12,800
FIRST DATA CORP                       Com          319963 10 4     245          4,200   Shared-Def   1,2,3       4,200
FIRST DATA CORP                       Com          319963 10 4     478          8,200   Shared-Def   2,3,5       8,200
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2     174          10500   Shared-Def               10500
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2      71           4300   Shared-Def   1,2,3        4300
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2     136          8,200   Shared-Def   2,3,5       8,200
GENERAL DYNAMICS CORP                 Com          369550 10 8      18            200   Shared-Def    2,3          200
GENERAL DYNAMICS CORP                 Com          369550 10 8     380          4,300   Shared-Def               4,300
GENERAL DYNAMICS CORP                 Com          369550 10 8     132          1,500   Shared-Def   1,2,3       1,500
GENERAL DYNAMICS CORP                 Com          369550 10 8     238          2,700   Shared-Def   2,3,5       2,700
GENERAL MLS INC                       Com          370334 10 4      18            400   Shared-Def    2,3          400
GENERAL MLS INC                       Com          370334 10 4     291          6,400   Shared-Def               6,400
GENERAL MLS INC                       Com          370334 10 4      96          2,100   Shared-Def   1,2,3       2,100
GENERAL MLS INC                       Com          370334 10 4     191          4,200   Shared-Def   2,3,5       4,200
HEALTH MGMT ASSOC INC NEW             Com          421933 10 2      83          4,000   Shared-Def    2,3        4,000
HEALTH MGMT ASSOC INC NEW             Com          421933 10 2     540         26,000   Shared-Def              26,000
HEALTH MGMT ASSOC INC NEW             Com          421933 10 2     176          8,500   Shared-Def   1,2,3       8,500
HEALTH MGMT ASSOC INC NEW             Com          421933 10 2     343         16,500   Shared-Def   2,3,5      16,500
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8   3,198      3,375,000   Shared-Def   2,3,5
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8   5,116      5,400,000   Shared-Def    2,3
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8   5,567      5,875,000   Shared-Def
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8     332        350,000   Shared-Def   1,2,3
HILTON HOTELS CORP                5% Conv '06      432848 AL 3   1,516      1,875,000   Shared-Def   2,3,5
HILTON HOTELS CORP                5% Conv '06      432848 AL 3   1,820      2,250,000   Shared-Def    2,3
HILTON HOTELS CORP                5% Conv '06      432848 AL 3   1,415      1,750,000   Shared-Def
HILTON HOTELS CORP                5% Conv '06      432848 AL 3     101        125,000   Shared-Def   1,2,3

          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC INC                         Com          441339 10 8      90          3,600   Shared-Def    2,3        3,600
HOT TOPIC INC                         Com          441339 10 8     377         15,000   Shared-Def              15,000
HOT TOPIC INC                         Com          441339 10 8     156          6,200   Shared-Def   1,2,3       6,200
HOT TOPIC INC                         Com          441339 10 8     261         10,400   Shared-Def   2,3,5      10,400
HOUSEHOLD INTL INC                    Com          441815 10 7     507          9,000   Shared-Def               9,000
HOUSEHOLD INTL INC                    Com          441815 10 7     169          3,000   Shared-Def   1,2,3       3,000
HOUSEHOLD INTL INC                    Com          441815 10 7     321          5,700   Shared-Def   2,3,5       5,700
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1      23            250   Shared-Def    2,3          250
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1     743          8,100   Shared-Def               8,100
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1     248          2,700   Shared-Def   1,2,3       2,700
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1     477          5,200   Shared-Def   2,3,5       5,200
JOHNSON & JOHNSON                     Com          478160 10 4     272          4,914   Shared-Def    2,3        4,914
JOHNSON & JOHNSON                     Com          478160 10 4     723         13,046   Shared-Def              13,046
JOHNSON & JOHNSON                     Com          478160 10 4     242          4,372   Shared-Def   1,2,3       4,372
JOHNSON & JOHNSON                     Com          478160 10 4     463          8,362   Shared-Def   2,3,5       8,362
KEY ENERGY SVCS INC                  5% '04        492914 AF 3     246        265,000   Shared-Def
KOHLS CORP                            Com          500255 10 4     149          3,100   Shared-Def    2,3        3,100
KOHLS CORP                            Com          500255 10 4     595         12,400   Shared-Def              12,400
KOHLS CORP                            Com          500255 10 4     206          4,300   Shared-Def   1,2,3       4,300
KOHLS CORP                            Com          500255 10 4     379          7,900   Shared-Def   2,3,5       7,900
LSI LOGIC CORP                    4% Conv '05      502161 AE 2   2,160      2,675,000   Shared-Def   2,3,5
LSI LOGIC CORP                    4% Conv '05      502161 AE 2   1,151      1,425,000   Shared-Def    2,3
LSI LOGIC CORP                    4% Conv '05      502161 AE 2   3,876      4,800,000   Shared-Def
LSI LOGIC CORP                    4% Conv '05      502161 AE 2     303        375,000   Shared-Def   1,2,3
LAUDER ESTEE COS INC                  Com          518439 10 4     160          4,840   Shared-Def    2,3        4,840
LAUDER ESTEE COS INC                  Com          518439 10 4     580         17,500   Shared-Def              17,500
LAUDER ESTEE COS INC                  Com          518439 10 4     192          5,800   Shared-Def   1,2,3       5,800
LAUDER ESTEE COS INC                  Com          518439 10 4     375         11,300   Shared-Def   2,3,5      11,300
MBNA CORP                             Com          55262L 10 0     503         16,600   Shared-Def              16,600
MBNA CORP                             Com          55262L 10 0     167          5,500   Shared-Def   1,2,3       5,500
MBNA CORP                             Com          55262L 10 0     315         10,400   Shared-Def   2,3,5      10,400
MGIC INVT CORP WIS                    Com          552848 10 3      26            400   Shared-Def    2,3          400
MGIC INVT CORP WIS                    Com          552848 10 3     523          8,000   Shared-Def               8,000
MGIC INVT CORP WIS                    Com          552848 10 3     176          2,700   Shared-Def   1,2,3       2,700
MGIC INVT CORP WIS                    Com          552848 10 3     307          4,700   Shared-Def   2,3,5       4,700
MILLENNIUM PHARMACEUTICALS INC        Com          599902 10 3     444         25,000   Shared-Def    2,3       25,000
OMNICARE INC                      5% Conv '07      681904 AD 0   3,804      4,250,000   Shared-Def   2,3,5
OMNICARE INC                      5% Conv '07      681904 AD 0   4,542      5,075,000   Shared-Def    2,3
OMNICARE INC                      5% Conv '07      681904 AD 0   5,728      6,400,000   Shared-Def
OMNICARE INC                      5% Conv '07      681904 AD 0     246        275,000   Shared-Def   1,2,3
PATTERSON DENTAL CO                   Com          703412 10 6      18            500   Shared-Def    2,3          500
PATTERSON DENTAL CO                   Com          703412 10 6     288          7,800   Shared-Def               7,800
PATTERSON DENTAL CO                   Com          703412 10 6      96          2,600   Shared-Def   1,2,3       2,600
PATTERSON DENTAL CO                   Com          703412 10 6     210          5,700   Shared-Def   2,3,5       5,700
PAYCHEX INC                           Com          704326 10 7       9            300   Shared-Def    2,3          300
PAYCHEX INC                           Com          704326 10 7     441         14,000   Shared-Def              14,000
PAYCHEX INC                           Com          704326 10 7     132          4,200   Shared-Def   1,2,3       4,200
PAYCHEX INC                           Com          704326 10 7     236          7,500   Shared-Def   2,3,5       7,500
PFIZER INC                            Com          717081 10 3     173          4,310   Shared-Def    2,3        4,310
PFIZER INC                            Com          717081 10 3     734         18,300   Shared-Def              18,300
PFIZER INC                            Com          717081 10 3     249          6,200   Shared-Def   1,2,3       6,200
PFIZER INC                            Com          717081 10 3     465         11,600   Shared-Def   2,3,5      11,600
PHARMACIA CORP                        Com          71713U 10 2     101          2,500   Shared-Def    2,3        2,500
PHARMACIA CORP                        Com          71713U 10 2     535         13,200   Shared-Def              13,200
PHARMACIA CORP                        Com          71713U 10 2     223          5,500   Shared-Def   1,2,3       5,500
PHARMACIA CORP                        Com          71713U 10 2     337          8,300   Shared-Def   2,3,5       8,300
SBC COMMUNICATIONS INC                Com          78387G 10 3      99          2,100   Shared-Def    2,3        2,100
SBC COMMUNICATIONS INC                Com          78387G 10 3     221          4,700   Shared-Def               4,700
SBC COMMUNICATIONS INC                Com          78387G 10 3      85          1,800   Shared-Def   1,2,3       1,800
SBC COMMUNICATIONS INC                Com          78387G 10 3     207          4,400   Shared-Def   2,3,5       4,400
SAFEWAY INC                           Com          786514 20 8     624         15,700   Shared-Def              15,700
SAFEWAY INC                           Com          786514 20 8     207          5,200   Shared-Def   1,2,3       5,200
SAFEWAY INC                           Com          786514 20 8     393          9,900   Shared-Def   2,3,5       9,900
SOUTHWEST BANCORPORATION TEX          Com          84476R 10 9      15            500   Shared-Def    2,3          500
SOUTHWEST BANCORPORATION TEX          Com          84476R 10 9     595         20,000   Shared-Def              20,000
SOUTHWEST BANCORPORATION TEX          Com          84476R 10 9     196          6,600   Shared-Def   1,2,3       6,600
SOUTHWEST BANCORPORATION TEX          Com          84476R 10 9     327         11,000   Shared-Def   2,3,5      11,000
STEINWAY MUSICAL INSTRS INC           Com          858495 10 4     298         20,575   Shared-Def   2,3,5      20,575
TYCO INTL LTD NEW                     Com          902124 10 6     202          4,440   Shared-Def    2,3        4,440
TYCO INTL LTD NEW                     Com          902124 10 6     696         15,300   Shared-Def              15,300
TYCO INTL LTD NEW                     Com          902124 10 6     232          5,100   Shared-Def   1,2,3       5,100
TYCO INTL LTD NEW                     Com          902124 10 6     437          9,600   Shared-Def   2,3,5       9,600
US BANCORP DEL                        Com          902973 30 4     377         17,000   Shared-Def              17,000
US BANCORP DEL                        Com          902973 30 4     133          6,000   Shared-Def   1,2,3       6,000
US BANCORP DEL                        Com          902973 30 4     244         11,000   Shared-Def   2,3,5      11,000
UNION PAC CORP                        Com          907818 10 8     469         10,000   Shared-Def              10,000
UNION PAC CORP                        Com          907818 10 8     155          3,300   Shared-Def   1,2,3       3,300
UNION PAC CORP                        Com          907818 10 8     281          6,000   Shared-Def   2,3,5       6,000
UNITED TECHNOLOGIES CORP              Com          913017 10 9      23            500   Shared-Def    2,3          500
UNITED TECHNOLOGIES CORP              Com          913017 10 9     465         10,000   Shared-Def              10,000
UNITED TECHNOLOGIES CORP              Com          913017 10 9     149          3,200   Shared-Def   1,2,3       3,200
UNITED TECHNOLOGIES CORP              Com          913017 10 9     279          6,000   Shared-Def   2,3,5       6,000
UNITEDHEALTH GROUP INC                Com          91324P 10 2     100          1,500   Shared-Def    2,3        1,500
UNITEDHEALTH GROUP INC                Com          91324P 10 2     266          4,000   Shared-Def               4,000
UNITEDHEALTH GROUP INC                Com          91324P 10 2     100          1,500   Shared-Def   1,2,3       1,500
UNITEDHEALTH GROUP INC                Com          91324P 10 2     166          2,500   Shared-Def   2,3,5       2,500
UNIVERSAL HLTH SVCS INC               Cl B         913903 10 0      73          1,500   Shared-Def    2,3        1,500
UNIVERSAL HLTH SVCS INC               Cl B         913903 10 0     415          8,500   Shared-Def               8,500
UNIVERSAL HLTH SVCS INC               Cl B         913903 10 0     122          2,500   Shared-Def   1,2,3       2,500
UNIVERSAL HLTH SVCS INC               Cl B         913903 10 0     268          5,500   Shared-Def   2,3,5       5,500
VERITAS SOFTWARE CO                   Com          923436 10 9      70          3,800   Shared-Def    2,3        3,800
VERITAS SOFTWARE CO                   Com          923436 10 9      90          4,900   Shared-Def               4,900
VERITAS SOFTWARE CO                   Com          923436 10 9      35          1,900   Shared-Def   1,2,3       1,900
VERITAS SOFTWARE CO                   Com          923436 10 9      59          3,200   Shared-Def   2,3,5       3,200
VIACOM INC                            Cl B         925524 30 8      84          2,438   Shared-Def    2,3        2,438
VIACOM INC                            Cl B         925524 30 8     500         14,500   Shared-Def              14,500
VIACOM INC                            Cl B         925524 30 8     162          4,700   Shared-Def   1,2,3       4,700
VIACOM INC                            Cl B         925524 30 8     311          9,000   Shared-Def   2,3,5       9,000
WAL MART STORES INC                   Com          931142 10 3      99          2,000   Shared-Def    2,3        2,000
WAL MART STORES INC                   Com          931142 10 3     520         10,500   Shared-Def              10,500
WAL MART STORES INC                   Com          931142 10 3     168          3,400   Shared-Def   1,2,3       3,400
WAL MART STORES INC                   Com          931142 10 3     322          6,500   Shared-Def   2,3,5       6,500
WASHINGTON MUT INC                    Com          939322 10 3     383          9,950   Shared-Def               9,950
WASHINGTON MUT INC                    Com          939322 10 3     115          3,000   Shared-Def   1,2,3       3,000
WASHINGTON MUT INC                    Com          939322 10 3     231          6,000   Shared-Def   2,3,5       6,000
WASTE MGMT INC DEL                4% Conv '02      94106L AA 7      95         96,000   Shared-Def   2,3,5
WASTE MGMT INC DEL                4% Conv '02      94106L AA 7      59         60,000   Shared-Def    2,3
                                                               111,025